13FCONP NON-PUBLIC
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99 04 6100

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 13F COVER PAGE

RECEIVED OFFICE OF THE SECRETARY MAY 17 1999

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Kenneth Lipper
Address: 101 Park Avenue, 6th Floor
New York, New York 10178
Form 13F File Number: 28-6106

The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
Name: Kenneth Lipper
Phone: (212) 883-6333

PROCESSED JAN 02 2002 THOMSON FINANCIAL

Signature, Place and Date of Signing:

Kenneth Lipper New York, New York May 14, 1999

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Mangers: 5

Form 13F Information Table Entry Total: 214

Form 13F Information Table Value Total: $2,282,892 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-6547	Jerome Services Corp. LDC
2	28-6112	Lipper & Company, Inc.
3	28-6114	Lipper & Company, L.P.
4	28-6108	Lipper Convertibles, L.P.
5	28-6802	Lipper Holdings, LLC

ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act; in particular, these include Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles, and Lipper Holdings are included in this Form 13F report by K. Lipper on behalf of himself and each such entity.

FORM 13F INFORMATION TABLE

Col. 1	Col. 2	Col. 3	Col. 4	Col. 5	Col. 6	Col. 7	Col. 8		
			Fair Market	Shares or	Investment	Other	Voting Authority		
Name of Issuer	Title of Class	CUSIP No.	Val (x$1000)	Prn Amt	Discretion	Managers	Sole	Shared	None
Adaptec Inc	4.75% Conv '04	00651F AC 2	1,764	2,125,000	Shared-Def	2,3,6			
Adaptec Inc	4.75% Conv '04	00651F AC 2	415	500,000	Shared-Def	2,3			
Adaptec Inc	4.75% Conv '04	00651F AC 2	830	1,000,000	Shared-Def				
Adaptec Inc	4.75% Conv '04	00651F AC 2	311	375,000	Shared-Def	1,2,3			
Airtouch Comm	4.25% Cnv Pfd	00949T 30 8	138,000	1,000,000	Shared-Def	2,4,6			1,000,000
Airtouch Comm	Com	00949T 10 0	686	7,100	Shared-Def	2,3	7,100		
Airtouch Comm	Com	00949T 10 0	8,136	84,200	Shared-Def	2,3,6	84,200		
Airtouch Comm	Com	00949T 10 0	1,362	14,100	Shared-Def	1,2,3	14,100		
Affiliated Computer	4% Conv '05	008190 AC 4	13,084	10,415,000	Shared-Def	2,4,6			
Affiliated Computer	4% Conv '05	008190 AC 4	3,266	2,600,000	Shared-Def	1,2,3,7			
Affiliated Computer	4% Conv '05	008190 AC 4	2,513	2,000,000	Shared-Def	2,6			
Alza Corporation	5% Conv '06	022615 AD 0	17,549	15,260,000	Shared-Def	2,4,6			
Alza Corporation	5% Conv '06	022615 AD 0	6,325	5,500,000	Shared-Def	1,2,3,7			
Alza Corporation	5% Conv '06	022615 AD 0	4,709	4,095,000	Shared-Def	2,6			
America Online Inc	4% Conv '02	02364J AB 0	56,566	4,997,000	Shared-Def	2,4,6			
America Online Inc	4% Conv '02	02364J AB 0	45,280	4,000,000	Shared-Def	1,2,3,7			
America Online Inc	4% Conv '02	02364J AB 0	22,640	2,000,000	Shared-Def	2,6			
American Bnkrs Ins Grp	Com	024456 10 5	52	1,000	Shared-Def	2,3	1,000		
American Bnkrs Ins Grp	Com	024456 10 5	650	12,500	Shared-Def	2,3,6	12,500		
American Bnkrs Ins Grp	Com	024456 10 5	120	2,300	Shared-Def	1,2,3	2,300		
American Bnkrs Ins Grp	$3.125 Cnv Pfd B	024456 20 4	8,897	75,000	Shared-Def	2,4,6			75,000
American Gnrl Del LLC	6% Cnv Pfd	02637G 20 0	142,600	1,550,000	Shared-Def	2,4,6			1,550,000
American Gnrl Del LLC	6% Cnv Pfd	02637G 20 0	4,600	50,000	Shared-Def	2,6			50,000
American Home Prod	Com	026609 10 7	2,597	39,800	Shared-Def	2,3	39,800		
American Home Prod	Com	026609 10 7	1,657	25,400	Shared-Def		25,400		
American Home Prod	Com	026609 10 7	705	10,800	Shared-Def	1,2,3	10,800		
American Home Prod	Com	026609 10 7	5,050	77,400	Shared-Def	2,3,5,6	77,400		
American Stores Co	Com	030096 10 1	373	11,300	Shared-Def	2,3	11,300		
American Stores Co	Com	030096 10 1	4,178	126,600	Shared-Def	2,3,6	126,600		
American Stores Co	Com	030096 10 1	716	21,700	Shared-Def	1,2,3	21,700		
Apple South	$3.50 Cnv Pfd A	037856 30 9	19,729	461,500	Shared-Def	2,4,6			461,500

Ascend Comm	Com	043491 10 9	921	11,000		Shared-Def	2,3	11,000		
Ascend Comm	Com	043491 10 9	10,787	128,900		Shared-Def	2,3,6	128,900		
Ascend Comm	Com	043491 10 9	1,841	22,000		Shared-Def	1,2,3	22,000		
Bankers Tr Corp	Com	066365 10 7	609	6,900		Shared-Def	2,3	6,900		
Bankers Tr Corp	Com	066365 10 7	7,016	79,500		Shared-Def	2,3,6	79,500		
Bankers Tr Corp	Com	066365 10 7	1,200	13,600		Shared-Def	1,2,3	13,600		
CNF Transportation	5% Cnv Pfd A	12612V 20 5	9,409	158,800		Shared-Def	2,4,6			158,800
Centocor Inc	4.75% Cnv 144A	152342 AC 5	21,000	20,000,000		Shared-Def	2,4,6			
Centocor Inc	4.75% Cnv 144A	152342 AC 5	8,400	8,000,000		Shared-Def	1,2,3,7			
Centocor Inc	4.75% Cnv 144A	152342 AC 5	1,050	1,000,000		Shared-Def	2,6			
Centocor Inc	Com	152342 95 1	510	17,000	P	Shared-Def	2,4,6	17,000		
Centocor Inc	Com	152342 95 1	210	7,000	P	Shared-Def	1,2,3,7	7,000		
Centocor Inc	Com	152342 95 1	30	1,000	P	Shared-Def	2,6	1,000		
Chancellor Brdcsting	7% Cnv Pfd	158915 30 6	32,200	230,000		Shared-Def	2,4,6			230,000
Chancellor Brdcsting	6% Cnv Pfd	158915 40 5	13,630	136,300		Shared-Def	2,4,6			136,300
Checkpoint Systems Inc	5.25% Conv '05	162825AB9	4,250	5,000,000		Shared-Def	2,4,6			
Checkpoint Systems Inc	5.25% Conv '05	162825AB9	289	340,000		Shared-Def	1,2,3,7			
Chiquita Brands Intl Inc	$3.75 Cnv Pfd B	170032 50 2	20,719	427,200		Shared-Def	2,4,6			427,200
Cincinnati Financial Crp	5.5% Snr Cnv '02	172062 AB 7	2,510	1,000,000		Shared-Def	1,2,3,7			
Cincinnati Financial Crp	5.5% Snr Cnv '02	172062 AB 7	5,424	2,161,000		Shared-Def	2,4,6			
Citizen Utility TR	5% Cnv Pfd	177351 20 2	8,593	195,300		Shared-Def	2,4,6			195,300
Compaq Computer	Com	204493 10 0	3,609	113,900		Shared-Def	2,3	113,900		
Compaq Computer	Com	204493 10 0	1,426	45,000		Shared-Def		45,000		
Compaq Computer	Com	204493 10 0	1,435	45,300		Shared-Def	1,2,3	45,300		
Compaq Computer	Com	204493 10 0	10,527	332,200		Shared-Def	2,3,5,6	332,200		
Comverse Tech Inc	5.75% Conv '06	205862 AE 5	8,984	4,679,000		Shared-Def	2,4,6			
Comverse Tech Inc	5.75% Conv '06	205862 AE 5	960	500,000		Shared-Def	1,2,3,7			
Comverse Tech Inc	4.5% Conv '05	205862AG0	19,667	13,850,000		Shared-Def	2,4,6			
Comverse Tech Inc	4.5% Conv '05	205862AG0	5,680	4,000,000		Shared-Def	1,2,3,7			
Comverse Tech Inc	4.5% Conv '05	205862AG0	7,100	5,000,000		Shared-Def	2,6			
Continental Airls Inc	6.75% Conv '06	210795 AS 9	29,548	22,300,000		Shared-Def	2,4,6			
Continental Airls Inc	6.75% Conv '06	210795 AS 9	13,780	10,400,000		Shared-Def	1,2,3,7			
Data General	6% Conv '04	237688AE6	11,031	12,535,000		Shared-Def	2,4,6			
Data General	6% Conv '04	237688AE6	3,780	4,295,000		Shared-Def	1,2,3,7			
Data General	Com	237688 95 6	918	91,800	P	Shared-Def	2,4,6	91,800		
Data General	Com	237688 95 6	332	33,200	P	Shared-Def	1,2,3,7	33,200		
Delta & Pine Ld Co	Com	247357 10 6	1,125	36,600		Shared-Def		36,600		
Delta & Pine Ld Co	Com	247357 10 6	148	4,800		Shared-Def	2,3	4,800		
Delta & Pine Ld Co	Com	247357 10 6	1,565	50,900		Shared-Def	2,3,6	50,900		
Delta & Pine Ld Co	Com	247357 10 6	286	9,300		Shared-Def	1,2,3	9,300		

E I Dupont De Nemours	Com	263534 10 9	10,666	183,700		Shared-Def	2,3	183,700		
E I Dupont De Nemours	Com	263534 10 9	1,219	21,000		Shared-Def		21,000		
E I Dupont De Nemours	Com	263534 10 9	1,068	18,400		Shared-Def	1,2,3	18,400		
E I Dupont De Nemours	Com	263534 10 9	7,757	133,600		Shared-Def	2,3,5,6	133,600		
EMC Corporation	3.25% Conv '02	268648 AC 6	83,585	14,600,000		Shared-Def	2,4,6			
EMC Corporation	3.25% Conv '02	268648 AC 6	63,193	11,038,000		Shared-Def	1,2,3,7			
Echostar Comm new	6.75% Cnv Pfd C	278762 30 7	14,324	82,800		Shared-Def	2,4,6			82,800
El Paso Ntrl Enrgy Cap	4.75% Cnv Pfd	283678 20 9	14,229	279,000		Shared-Def	2,4,6			279,000
El Paso Ntrl Enrgy Cap	4.75% Cnv Pfd	283678 20 9	2,417	47,400		Shared-Def	2,3			47,400
Executive Risk Inc	Com	301586 10 3	199	2,800		Shared-Def	2,3	2,800		
Executive Risk Inc	Com	301586 10 3	2,258	31,800		Shared-Def	2,3,6	31,800		
Executive Risk Inc	Com	301586 10 3	383	5,400		Shared-Def	1,2,3	5,400		
Frontier Corporation	Com	35906P 10 5	223	4,300		Shared-Def	2,3	4,300		
Frontier Corporation	Com	35906P 10 5	2,594	50,000		Shared-Def	2,3,6	50,000		
Frontier Corporation	Com	35906P 10 5	467	9,000		Shared-Def	1,2,3	9,000		
General Motors Crp Cl H	Com	370442 83 2	6,259	124,100		Shared-Def	2,3	124,100		
General Motors Crp Cl H	Com	370442 83 2	3,581	71,000		Shared-Def		71,000		
General Motors Crp Cl H	Com	370442 83 2	1,281	25,400		Shared-Def	1,2,3	25,400		
General Motors Crp Cl H	Com	370442 83 2	9,054	179,500		Shared-Def	2,3,5,6	179,500		
Genzyme Corp	5.25% Conv '05	372917 AE 4	10,440	7,250,000		Shared-Def	2,4,6			
Genzyme Corp	5.25% Conv '05	372917 AE 4	9,720	6,750,000		Shared-Def	1,2,3,7			
Genzyme Corp	5.25% Conv '05	372917 AE 4	6,480	4,500,000		Shared-Def	2,6			
Gillette Co	Com	375766 10 2	4,921	82,800		Shared-Def	2,3	82,800		
Gillette Co	Com	375766 10 2	1,474	24,800		Shared-Def		24,800		
Gillette Co	Com	375766 10 2	886	14,900		Shared-Def	1,2,3	14,900		
Gillette Co	Com	375766 10 2	7,703	129,600		Shared-Def	2,3,5,6	129,600		
HealthSouth Corp	3.25% Conv '03	421924 AF 8	1,435	1,750,000		Shared-Def	2,3,6			
HealthSouth Corp	3.25% Conv '03	421924 AF 8	410	500,000		Shared-Def	2,3			
HealthSouth Corp	3.25% Conv '03	421924 AF 8	410	500,000		Shared-Def				
Hexcel Corporation	7% Conv '03	428291 AA 6	1,750	2,125,000		Shared-Def	2,3,6			
Hexcel Corporation	7% Conv '03	428291 AA 6	462	561,000		Shared-Def	2,3			
Hexcel Corporation	7% Conv '03	428291 AA 6	1,030	1,250,000		Shared-Def				
Hexcel Corporation	7% Conv '03	428291 AA 6	206	250,000		Shared-Def	1,2,3			
Hilton Hotels Corp	5% Conv '06	432848 AL 3	4,938	4,865,000		Shared-Def	1,2,3,7			
Hilton Hotels Corp	5% Conv '06	432848 AL 3	43,181	42,543,000		Shared-Def	2,4,6			
Home Depot Inc.	3.25% Conv '01	437076 AE 2	56,079	20,100,000		Shared-Def	1,2,3,7			
Home Depot Inc.	3.25% Conv '01	437076 AE 2	171,395	61,432,000		Shared-Def	2,4,6			

Honeywell Inc	Com	438506 10 7	5,019	66,200		Shared-Def	2,3	66,200		
Honeywell Inc	Com	438506 10 7	1,403	18,500		Shared-Def		18,500		
Honeywell Inc	Com	438506 10 7	902	11,900		Shared-Def	1,2,3	11,900		
Honeywell Inc	Com	438506 10 7	7,839	103,400		Shared-Def	2,3,5,6	103,400		
J.D. Edwards & Co	Com	281667 10 5	2,732	228,900		Shared-Def	2,3	228,900		
J.D. Edwards & Co	Com	281667 10 5	605	50,700		Shared-Def		50,700		
J.D. Edwards & Co	Com	281667 10 5	372	31,200		Shared-Def	1,2,3	31,200		
J.D. Edwards & Co	Com	281667 10 5	2,705	226,600		Shared-Def	2,3,5,6	226,600		
Kmart Financing I	7.75% Cnv Pfd	498778 20 8	115,223	1,745,800		Shared-Def	2,4,6			1,745,800
Kmart Financing I	7.75% Cnv Pfd	498778 20 8	2,640	40,000		Shared-Def	2,6			40,000
Kellstrom Industries	5.5% Conv '03	488035 AE 6	1,464	1,785,000		Shared-Def	2,4,6			
Kellstrom Industries	5.5% Conv '03	488035 AE 6	820	1,000,000		Shared-Def	1,2,3,7			
Level One Comm Inc	Com	527295 10 9	331	6,800		Shared-Def	2,3	6,800		
Level One Comm Inc	Com	527295 10 9	3,681	75,700		Shared-Def	2,3,6	75,700		
Level One Comm Inc	Com	527295 10 9	656	13,500		Shared-Def	1,2,3	13,500		
Loral Corp	Com	G56462 10 7	1,617	92,000		Shared-Def	2,3	92,000		
Loral Corp	Com	G56462 10 7	289	20,000		Shared-Def		20,000		
Loral Corp	Com	G56462 10 7	290	20,100		Shared-Def	1,2,3	20,100		
Loral Corp	Com	G56462 10 7	2,135	147,900		Shared-Def	2,3,5,6	147,900		
Loral Corp	Com	G56462 95 7	1,750	100,000	C	Shared-Def	2,4,6	100,000		
Loral Space & Comm	6% Cnv Pfd C	G56462149	70,165	1,305,400		Shared-Def	2,4,6			1,305,400
Magna International Inc	5% Conv '02	559222 AE 4	15,893	13,081,000		Shared-Def	1,2,3,7			
Magna International Inc	5% Conv '02	559222 AE 4	32,312	26,594,000		Shared-Def	2,4,6			
Magna International Inc	4.875% Conv '05	559222 AG 9	6,000	6,000,000		Shared-Def	2,4,6			
Magna International Inc	4.875% Conv '05	559222 AG 9	2,500	2,500,000		Shared-Def	1,2,3,7			
Magna International Inc	4.875% Conv '05	559222 AG 9	3,250	3,250,000		Shared-Def	2,6			
Mail-Well Inc	5% Conv '02	560321 AD 3	1,530	1,500,000		Shared-Def	1,2,3,7			
Mascotech Inc	4.5% Conv '03	574670 AB 1	5,532	6,665,000		Shared-Def	2,4,6			
Mascotech Inc	4.5% Conv '03	574670 AB 1	1,058	1,275,000		Shared-Def	1,2,3,7			
Mascotech Inc	4.5% Conv '03	574670 AB 1	2,118	2,750,000		Shared-Def	2,3,6			
Mascotech Inc	4.5% Conv '03	574670 AB 1	674	875,000		Shared-Def	2,3			
Mascotech Inc	4.5% Conv '03	574670 AB 1	1,540	2,000,000		Shared-Def				
Mascotech Inc	4.5% Conv '03	574670 AB 1	289	375,000		Shared-Def	1,2,3			
Mediaone	4.5% Cnv Pfd D	58440J 20 3	57,944	424,500		Shared-Def	2,4,6			424,500
Mobil Corp	Com	607059 10 2	695	7,900		Shared-Def	2,3	7,900		
Mobil Corp	Com	607059 10 2	7,718	87,700		Shared-Def	2,3,6	87,700		
Mobil Corp	Com	607059 10 2	1,390	15,800		Shared-Def	1,2,3	15,800		

Monsanto Company	Com	611662 10 7	5,903	128,500	Shared-Def	2,3	128,500		
Monsanto Company	Com	611662 10 7	1,566	34,100	Shared-Def		34,100		
Monsanto Company	Com	611662 10 7	1,167	25,400	Shared-Def	1,2,3	25,400		
Monsanto Company	Com	611662 10 7	8,319	181,100	Shared-Def	2,3,5,6	181,100		
Nabors Industries Inc.	5% Conv '06	629568 AA 4	9,263	7,181,000	Shared-Def	1,2,3,7			
Nabors Industries Inc.	5% Conv '06	629568 AA 4	26,295	20,384,000	Shared-Def	2,4,6			
Nine West Group Inc	5.5% Conv '03	65440D AC 6	252	270,000	Shared-Def	2,3			
Nine West Group Inc	5.5% Conv '03	65440D AC 6	2,777	2,970,000	Shared-Def	2,3,6			
Nine West Group Inc	5.5% Conv '03	65440D AC 6	486	520,000	Shared-Def	1,2,3			
Oak Industries	4.875% Conv '08	671400 AJ 8	10,344	9,840,000	Shared-Def	2,4,6			
Oak Industries	4.875% Conv '08	671400 AJ 8	3,574	3,400,000	Shared-Def	1,2,3,7			
Omnicare Inc.	5% Cnv 144A '07	681904 AB 4	1,170	1,500,000	Shared-Def	2,4,6			
Omnicare Inc.	5% Conv '07	681904 AD0	2,173	2,750,000	Shared-Def	2,3,6			
Omnicare Inc.	5% Conv '07	681904 AD0	1,876	2,375,000	Shared-Def	2,3			
Omnicare Inc.	5% Conv '07	681904 AD0	1,580	2,000,000	Shared-Def				
Omnicare Inc.	5% Conv '07	681904 AD0	296	375,000	Shared-Def	1,2,3			
Omnicom Corp	4.25% Conv '07	681919 AE 6	11,565	4,500,000	Shared-Def	2,6			
Omnicom Corp	4.25% Conv '07	681919 AE 6	35,980	14,000,000	Shared-Def	2,4,6			
Omnicom Corp	4.25% Conv '07	681919 AE 6	10,023	3,900,000	Shared-Def	1,2,3,7			
Orbital Sciences Corp	5% Conv '02	685564 AB 2	5,399	4,385,000	Shared-Def	2,4,6			
Orbital Sciences Corp	5% Conv '02	685564 AB 2	2,832	2,300,000	Shared-Def	1,2,3,7			
Penn Treaty Amer Corp	6.25% Conv '03	707874 AC 7	3,180	3,000,000	Shared-Def	2,4,6			
Penn Treaty Amer Corp	6.25% Conv '03	707874 AC 7	1,590	1,500,000	Shared-Def	1,2,3,7			
Pier 1 Imports Inc.	5.75% Conv '03	720279 AF 5	1,800	1,500,000	Shared-Def	2,4,6			
Platinum Tech Inc	6.75% Conv '01	72764T AA 9	5,103	2,700,000	Shared-Def	1,2,3,7			
Platinum Tech Inc	6.75% Conv '01	72764T AA 9	23,663	12,520,000	Shared-Def	2,4,6			
Platinum Tech Inc	Com	72764T 10 1	163	6,400	Shared-Def	2,3	6,400		
Platinum Tech Inc	Com	72764T 10 1	2,025	79,400	Shared-Def	2,3,6	79,400		
Platinum Tech Inc	Com	72764T 10 1	362	14,200	Shared-Def	1,2,3	14,200		
Quantum Corporation	7% Conv '04	747906 AC 9	6,058	6,058,000	Shared-Def	1,2,3,7			
Rouse Co	$3 Cnv Pfd B	779273 30 9	8,348	185,000	Shared-Def	2,4,6			185,000
Royal Carib Cruises Ltd	7.25% Cnv Pfd A	V7780T111	44,931	350,000	Shared-Def	2,4,6			350,000
SCI Systems Inc.	5% Conv '06	783890 AD 8	49,158	38,405,000	Shared-Def	2,4,6			
SCI Systems Inc.	5% Conv '06	783890 AD 8	19,200	15,000,000	Shared-Def	1,2,3,7			
SAP Aktiengesellschaft	Spnsrd ADR	803054 20 4	1,989	75,600	Shared-Def	2,3	75,600		
SAP Aktiengesellschaft	Spnsrd ADR	803054 20 4	1,121	42,600	Shared-Def		42,600		
SAP Aktiengesellschaft	Spnsrd ADR	803054 20 4	358	13,600	Shared-Def	1,2,3	13,600		
SAP Aktiengesellschaft	Spnsrd ADR	803054 20 4	3,110	118,200	Shared-Def	2,3,5,6	118,200		

Seacor Holdings	5.375% Conv '06	811904 AE 1	10,475	9,270,000		Shared-Def	2,4,6			
Seacor Holdings	5.375% Conv '06	811904 AE 1	5,085	4,500,000		Shared-Def	1,2,3,7			
Sealed Air Corp	4% Cnv Pfd A	81211K 20 9	57,613	1,100,000		Shared-Def	2,4,6	1,100,000		
Sealed Air Corp	4% Cnv Pfd A	81211K 20 9	1,833	35,000		Shared-Def	2,6	35,000		
Sensormatic Electrs Crp	Com	817265 10 1	285	28,499		Shared-Def	2,4,6	28,499		
Sepracor Inc	6.25% Conv '05	817315 AE 4	24,013	9,605,000		Shared-Def	2,4,6			
Sepracor Inc	6.25% Conv '05	817315 AE 4	15,488	6,195,000		Shared-Def	1,2,3,7			
Sepracor Inc	6.25% Conv '05	817315 AE 4	11,975	4,790,000		Shared-Def	2,6			
St. Paul Capital LLC	6% Cnv Pfd	792856 20 5	24,000	400,000		Shared-Def	2,4,6			400,000
Sunrise Assisted Liv Inc	5.5% Conv '02	86768k AC 0	14,822	10,100,000		Shared-Def	2,4,6			
Sunrise Assisted Liv Inc	5.5% Conv '02	86768k AC 0	9,832	6,700,000		Shared-Def	1,2,3,7			
Synetic Inc.	5% Conv '07	87160F AB 5	1,344	1,200,000		Shared-Def	1,2,3,7			
Synetic Inc.	5% Conv '07	87160F AB 5	6,720	6,000,000		Shared-Def	2,4,6			
Tel-Save Holdings	5% Conv '04	879176AF2	475	500,000		Shared-Def	2,4,6			
Tel-Save Holdings	5% Cnv 144A '04	879176AD7	285	300,000		Shared-Def	1,2,3,7			
Thermo Electron Corp	4.25% Conv '03	883556 AF 9	1,442	1,625,000		Shared-Def	2,3,6			
Thermo Electron Corp	4.25% Conv '03	883556 AF 9	1,997	2,250,000		Shared-Def	2,3			
Thermo Electron Corp	4.25% Conv '03	883556 AF 9	1,664	1,875,000		Shared-Def				
Thermo Electron Corp	4.25% Conv '03	883556 AF 9	222	250,000		Shared-Def	1,2,3			
Tower Automotive	5% Conv '04	891707 AA 9	15,652	15,050,000		Shared-Def	2,4,6			
Tower Automotive	5% Conv '04	891707 AA 9	4,981	4,789,000		Shared-Def	1,2,3,7			
VLSI Technology Inc	Com	918270 10 9	70	3,600		Shared-Def	2,3	3,600		
VLSI Technology Inc	Com	918270 10 9	769	39,700		Shared-Def	2,3,6	39,700		
VLSI Technology Inc	Com	918270 10 9	130	6,700		Shared-Def	1,2,3	6,700		
Waste Management	4% Conv '02	94106L AA 7	20,283	16,490,000		Shared-Def	2,4,6			
Waste Management	4% Conv '02	94106L AA 7	5,781	4,700,000		Shared-Def	1,2,3,7			
Wang Laboratories Inc.	6.50% Cnv Pfd B	93369N 20 8	28,220	542,690		Shared-Def	2,4,6	542,690		
World Color Press Del	6.00% Conv '07	981443 AA 2	1,690	1,875,000		Shared-Def	2,3,6			
World Color Press Del	6.00% Conv '07	981443 AA 2	665	738,000		Shared-Def	2,3			
World Color Press Del	6.00% Conv '07	981443 AA 2	1,127	1,250,000		Shared-Def				
World Color Press Del	6.00% Conv '07	981443 AA 2	338	375,000		Shared-Def	1,2,3			